Basic and Diluted Net Income/(Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Basic and Diluted Net Income/(Loss) Per Share
Schedule of basic and diluted net loss per share calculated in accordance with ASC 260

	For the years ended
	December 31,
	2020	2021	2022
Net income/(loss) per ordinary share – basic:
Numerator (RMB’000):
Net income/(loss) attributable to 36Kr Holdings Inc.	(279,342)	(90,609)	22,637
Net loss/(income) attributable to non-controlling interests	(889)	1,038	(694)
Net income/(loss) attributable to ordinary shareholders of 36Kr Holdings Inc.-basic	(280,231)	(89,571)	21,943
Denominator:
Weighted average number of ordinary shares outstanding	1,019,316,944	1,025,068,349	1,034,547,219
Denominator used in computing net income/(loss) per share - basic	1,019,316,944	1,025,068,349	1,034,547,219
Net income/(loss) per ordinary share: - basic (RMB)	(0.275)	(0.087)	0.021

Net income/(loss) per ordinary share - diluted:
Numerator (RMB’000):
Net income/(loss) attributable to ordinary shareholders of 36Kr Holdings Inc.-basic	(280,231)	(89,571)	21,943
Net income/(loss) attributable to ordinary shareholders - diluted	(280,231)	(89,571)	21,943
Denominator:
Denominator used in computing net income/(loss) per share - basic	1,019,316,944	1,025,068,349	1,034,547,219
Denominator used in computing net income/(loss) per share - diluted	1,019,316,944	1,025,068,349	1,034,547,219
Net loss per ordinary share – diluted (RMB)	(0.275)	(0.087)	0.021